Average Annual Total Returns (Vanguard Short-Term Corporate Bond Index Fund Institutional)	Vanguard Short-Term Corporate Bond Index Fund Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Short-Term Corporate Bond Index Fund Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Short-Term Corporate Bond Index Fund Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Barclays U.S. 1-5 Year Corporate Bond Index Vanguard Short-Term Corporate Bond Index Fund Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.38%	0.50%	0.81%	1.52%
Since Inception	3.79%	2.92%	2.60%	4.05%